UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     August 4, 2005

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $112,633



List of Other Included Managers:

NONE

                                                                                							FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108         927   238875SH       SOLE                  0      0  238875
ADVANCED MICRO DEV INC         COM       007903107         981    56550SH       SOLE                  0      0   56550
ARACRUZ SPN ADR                ADR       038496204        4139   119115SH       SOLE                  0      0  119115
BIOSITE INC                    COM       090945106        4447    80875SH       SOLE                  0      0   80875
BOEING CO COM                  COM       097023105         304     4600SH       SOLE                  0      0    4600
CISCO SYSTEMS INC              COM       17275R102         990    51890SH       SOLE                  0      0   51890
CLEVELAND CLIFFS INC           COM       185896107        1811    31350SH       SOLE                  0      0   31350
COMMERCE BANCORP INC N J       COM       200519106        3004    99125SH       SOLE                  0      0   99125
COVANCE INC                    COM       222816100        3634    81000SH       SOLE                  0      0   81000
ENCANA CORP                    COM       292505104        4070   102800SH       SOLE                  0      0  102800
GENERAL DYNAMICS CORP COM      COM       369550108        4278    39050SH       SOLE                  0      0   39050
HEADWATERS INC                 COM       42210p102        4435   128990SH       SOLE                  0      0  128990
HLTH MGMT ASN INC NEW          COM       421933102        2854   109025SH       SOLE                  0      0  109025
IHOP CORP NEW                  COM       449623107        2274    52400SH       SOLE                  0      0   52400
INFOSPACE INC COM NEW          COM       45678t201        1314    39900SH       SOLE                  0      0   39900
ISHARES MSCI JPN INDEX         COM       464286848        4636   457150SH       SOLE                  0      0  457150
ISHARES MSCI PAC X-JPN         COM       464286665        2772    29450SH       SOLE                  0      0   29450
JDS UNIPHASE CORP              COM       46612j101          30    19700SH       SOLE                  0      0   19700
JOHNSON & JOHNSON COM          COM       478160104        3896    59936SH       SOLE                  0      0   59936
LIBERTY MEDIA CORP SER A       COM       530718105        3357   329450SH       SOLE                  0      0  329450
LIZ CLAIBORNE INC              COM       539320101        4098   103075SH       SOLE                  0      0  103075
LOUISIANA PACIFIC CORP         COM       546347105         307    12500SH       SOLE                  0      0   12500
MICROSOFT CORP                 COM       594918104         351  14130.5SH       SOLE                  0      0   14130
NEWMONT MNG CORP HLDG CO       COM       651639106        4269   109375SH       SOLE                  0      0  109375
OFFICE DEPOT INC               COM       676220106        4003   175250SH       SOLE                  0      0  175250
ONEOK INC NEW                  COM       682680103        5435   166450SH       SOLE                  0      0  166450
PAN AMERICAN SILVER CORP       COM       697900108        1773   119850SH       SOLE                  0      0  119850
PLUM CRK TBR CO INC COM        COM       729251108         509    14020SH       SOLE                  0      0   14020
PORTFOLIO RVRY ASN INC         COM       73640Q105        3921    93323SH       SOLE                  0      0   93323
POSCO SPON ADR                 ADR       693483109        3675    83575SH       SOLE                  0      0   83575
RIO TINTO PLC SPNS ADR         ADR       767204100        3039    24925SH       SOLE                  0      0   24925
SK TELECOM CO LTD SPN ADR      ADR       78440p108        1852    90800SH       SOLE                  0      0   90800
SUNOCO INC                     COM       86764p109        3109    27350SH       SOLE                  0      0   27350
SUPERIOR ENGY SVC INC          COM       868157108        3838   215600SH       SOLE                  0      0  215600
SUPERIOR INDUST INTL INC       COM       868168105        1725    72800SH       SOLE                  0      0   72800
TELEFONOS DE MEX SP ADR        ADR       879403780        4070   215450SH       SOLE                  0      0  215450
TEMPLETON GLOBAL INC FD        COM       880198106        2192   246800SH       SOLE                  0      0  246800
TUPPERWARE CORP                COM       899896104        2346   100400SH       SOLE                  0      0  100400
TYCO INTL LTD NEW              COM       902124106         697    23873SH       SOLE                  0      0   23873
VAN KAMPEN SENR INC TRUST      COM       920961109        4426   546375SH       SOLE                  0      0  546375
WASHINGTON FEDERAL INC         COM       938824109        2847   121043SH       SOLE                  0      0  121043